Office Properties and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Office properties and equipment, Gross	$ 209,994	$ 134,501
Less accumulated depreciation and amortization	71,889	43,093
Office properties and equipment, net	138,105	91,408
Depreciation and amortization expense	8,540	7,177	6,438
Land
Property, Plant and Equipment [Line Items]
Office properties and equipment, Gross	12,728	10,728
Office buildings
Property, Plant and Equipment [Line Items]
Office properties and equipment, Gross	73,770	27,715
Leasehold improvements
Property, Plant and Equipment [Line Items]
Office properties and equipment, Gross	44,587	42,419
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Office properties and equipment, Gross	54,610	33,577
Construction in process
Property, Plant and Equipment [Line Items]
Office properties and equipment, Gross	$ 24,299	$ 20,062